Note 16 - Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Port expenses	$ 3,306,157	$ 3,960,574	$ 2,278,961
Bunkers	6,117,326	8,566,490	7,553,318
Commissions	4,259,812	4,112,177	3,725,645
Other voyage expenses	1,706,970	936,297	529,587
Total	$ 15,390,265	$ 17,575,538	$ 14,087,511